Provision for Income taxes - Schedule of Reasons for the Difference Between Effective Tax Rates and U.S. Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. federal statutory rate (as a percent)	35.00%	35.00%	35.00%
Income taxes at U.S. federal statutory rate of 35%	$ 5,894	$ (16,633)	$ 21,477
State income taxes net of federal tax benefit	361	(1,841)	466
Foreign tax rate differential	44,868	29,428	38,984
Foreign tax credits	(11,224)	(9,492)	(17,398)
Research and development credits	0	(1,024)	(24,938)
Unrecognized tax benefits	3,332	3,629	6,001
Change in valuation allowances	(48,059)	124,850	19,950
Proceeds from sale of joint venture assets	0	(3,641)	(5,315)
Capital contributions or distributions related to Spin-off	(1,084)	(2,887)	(77)
Change in U.S. deferred taxes related to Tax Reform Act	15,518	0	0
Transition Tax	10,060	0	0
Other	3,029	1,853	288
Provision for income taxes	$ 22,695	$ 124,242	$ 39,438